TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information, as supplemented

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Transamerica Goldman Sachs 70/30 Allocation VP

Effective May 31, 2021, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Goldman Sachs 70/30 Allocation VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Michael Carapucci	Portfolio Manager	since 2021
Neill Nuttall	Portfolio Manager	since 2020

Effective May 31, 2021, the following replaces the information in the Prospectus for “Transamerica Goldman Sachs 70/30 Allocation VP” under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Investment Manager	Positions Over Past Five Years
Michael Carapucci	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2021; Vice President; employed with Goldman Sachs Asset Management, L.P. since 2019; prior to 2019, employed by S&P Investment Advisory Services since 2005

Neill Nuttall	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2020; Managing Director and Chief Investment Officer of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2014

Effective May 31, 2021, the following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Goldman Sachs Asset Management, L.P. (“GSAM”)”:

Transamerica Goldman Sachs 70/30 Allocation VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Carapucci*	5	$18.0 billion	0	$0	0	$0
Neill Nuttall	22	$10.12 billion	19	$7.68 billion	89	$128.32 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Michael Carapucci*	0	$0	0	$0	0	$0
Neill Nuttall	0	$0	0	$0	2	$4.35 billion

*As of March 31, 2021

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Investors Should Retain this Supplement for Future Reference

May 28, 2021